Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment Net Details Narrative
Depreciated property, plant and equipment expenses	$ 1,082	$ 1,086	$ 120
Depreciated property, plant and equipment assets	$ 9,550	$ 10,122